Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2019
Significant Accounting Policies [Abstract]
Schedule of weighted average incremental borrowing rate lease liabilities

	January 1,	June 30,
	2019	2019
	U.S. dollars in thousands
Composition of right-of-use assets by type:
Property	3,310	3,059
Vehicles	156	156
Total right-of-use asset	3,466	3,215

Composition of lease liabilities recognized as of January 1, 2019:
Current lease liabilities	484	604
Non-current lease liabilities	3,008	3,004
	3,492	3,608

Schedule of maturity analysis of company's lease liabilities
(U.S. dollars in thousands)	June 30, 2019
2019 (excluding the six months ended June 30, 2019)	309
2020	629
2021	563
After 2022	3,319
Total undiscounted cash flows	4,820

Schedule of operating lease commitments

U.S. dollars in thousands
Operating lease commitments as of December 31, 2018 discounted by the incremental borrowing rate as of January 1, 2019	1,659

Addition - Adjustments due to different treatment of extension options	1,833

Lease liabilities as of January 1, 2019	3,492